New Accounting Pronouncements	12 Months Ended
Dec. 31, 2015
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements
New Accounting Pronouncements
Adoption of New Accounting Pronouncements
Deferred Tax Assets and Liabilities
In November 2015, the Financial Accounting Standards Board ("FASB") issued authoritative guidance simplifying the presentation of deferred taxes by requiring all deferred tax assets and liabilities to be classified as non-current on the balance sheet. We have early adopted this guidance on a prospective basis, effective December 31, 2015. Adoption of this guidance resulted in the reclassification of our current deferred tax assets and liabilities to non-current in our consolidated balance sheet as of December 31, 2015. No prior periods were retrospectively adjusted. See Note 6, "Income Tax" for further information related to the early adoption of this guidance.
Net Asset Value Practical Expedient
In May 2015, the FASB issued an amendment to the fair value measurement guidance that applies to reporting entities that elect to measure the fair value of an investment using the net asset value (“NAV”) per share (or its equivalent) practical expedient. Under the new guidance, investments for which fair value is measured, or are eligible to be measured, using the NAV per share practical expedient are excluded from the fair value hierarchy. The amendment also removes certain disclosure requirements for these investments. We have early adopted this guidance on a retrospective basis effective for our year ended December 31, 2015. The adoption of this guidance resulted in revisions to the presentation of the fair value hierarchy within Note 15, "Employee Retirement Plans and Postretirement Benefits". The adoption of this guidance did not impact our financial position or results of operations. See Note 15, "Employee Retirement Plans and Postretirement Benefits" for further information related to the early adoption of this guidance.
Debt Issuance Costs
In April 2015, the FASB issued authoritative guidance intended to simplify the presentation of debt issuance costs. These amendments require that debt issuance costs be presented as a direct deduction from the carrying amount of the related debt liabilities, consistent with the presentation of debt discounts. This results in the elimination of debt issuance costs as an asset and reduces the carrying value of our debt liabilities. As this guidance did not specifically address the presentation or subsequent measurement of debt issuance costs related to line-of-credit arrangements, the FASB issued an announcement in August 2015, stating that they would not object to an entity deferring and presenting debt issuance costs related to line-of-credit arrangements as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. We early adopted this guidance effective for our quarter ended September 30, 2015, and have elected to continue to present our debt issuance costs associated with our line-of-credit arrangements as assets. The adoption of this guidance had an immaterial impact on our financial position and has resulted in the following retrospective adjustments to our consolidated balance sheet:

	December 31, 2014
	As Reported	As Adjusted
	(In millions)
Other current assets	$79.2	$77.4
Other assets	$203.6	$189.2
Current portion of long-term debt and short-term borrowings	$849.4	$849.0
Long-term debt	$2,337.1	$2,321.3

New Accounting Pronouncements Not Yet Adopted
Business Combinations
In September 2015, the FASB issued authoritative guidance related to business combinations, which is intended to simplify the accounting for measurement-period adjustments. The new standard eliminates the requirement to retrospectively account for changes to provisional amounts initially recorded in a business combination. Under the new guidance, an acquirer will be required to recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. This guidance is effective for fiscal years beginning after December 15, 2015, including interim periods within those fiscal years. We do not expect the adoption of this guidance to have a material impact on our financial position or results of operations.
Inventory Measurement
In July 2015, FASB issued authoritative guidance intended to simplify the measurement of inventory. The amendment requires entities to measure in-scope inventory at the lower of cost and net realizable value, and replaces the current requirement to measure in-scope inventory at the lower of cost or market, which considers replacement cost, net realizable value, and net realizable value less an approximate normal profit margin. This guidance is effective for annual reporting periods, and interim periods within those annual periods, beginning after December 15, 2016. The amendment should be applied prospectively with early adoption permitted. We are currently evaluating the potential impact on our financial position and results of operations upon adoption of this guidance, but anticipate that such impact would be minimal.
Revenue Recognition
In May 2014, the FASB issued authoritative guidance related to new accounting requirements for the recognition of revenue from contracts with customers. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for the goods or services. In August 2015, the FASB affirmed its proposal to defer the effective date of the new revenue recognition standard for all entities by one year. As a result, the requirements of the new standard are effective for annual reporting periods beginning after December 15, 2017, and interim periods within those annual periods. In conjunction with the deferral, the FASB will permit all entities to apply the new revenue recognition standard early, but not before the original effective date. The use of either a full retrospective or cumulative effect transition method is permitted. We have not yet selected a transition method and are currently evaluating the potential impact on our financial position and results of operations upon adoption of this guidance.
Other than the items noted above, there have been no new accounting pronouncements not yet effective or adopted in the current year that we believe have a significant impact, or potential significant impact, to our consolidated financial statements.